6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable And Accrued Expenses Tables
Related party payable and accrued expenses

Related party payable and accrued expenses as of December 31, 2014 and December 31, 2013 reflected the following:

	December 31,	December 31,
	2014	2013
Related party payables due to Kevin Cassidy
for amounts paid on behalf of UREE	$903	$-
Related party payables due to CRE Cloud Solutions
for services	3,248	-
Related party payables due to Lattimore Properties, Inc.
for amounts paid on behalf of UREE	74,230	80,470
Related party payables due to Logic International Consulting Group
for services	208,959	-

	$287,340	$80,470